Post-retirement benefits - Effect of change in significant actuarial assumptions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) plan	Dec. 31, 2018 USD ($)
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	$ 833	$ 750
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ (936)	$ (843)
Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (577)	$ (615)
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 525	$ 572
Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (68)	$ (52)
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 63	$ 48
Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase	1 year	1 year
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (443)	$ (393)
Actuarial assumption decrease	1 year	1 year
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 440	$ 394
Pension schemes | UK, US and Sweden
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Number of main defined benefit pension obligation countries | plan	3
Pension schemes | UK defined benefit plans | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	$ 559	520
Effect of decrease in actuarial assumption on defined benefit pension obligation	(628)	(586)
Pension schemes | UK defined benefit plans | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(374)	(444)
Effect of decrease in actuarial assumption on defined benefit pension obligation	349	421
Pension schemes | UK defined benefit plans | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(328)	(301)
Effect of decrease in actuarial assumption on defined benefit pension obligation	326	302
Pension schemes | UK defined benefit plans | Mortality rate | Longevity swap
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation, covered by longevity swap		210
Effect of decrease in actuarial assumption on defined benefit pension obligation, covered by longevity swap		(210)
Pension schemes | Rest of Group defined benefit plans | US | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	91	78
Effect of decrease in actuarial assumption on defined benefit pension obligation	(97)	(83)
Pension schemes | Rest of Group defined benefit plans | US | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(30)	(24)
Effect of decrease in actuarial assumption on defined benefit pension obligation	30	24
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	183	152
Effect of decrease in actuarial assumption on defined benefit pension obligation	(211)	(174)
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(203)	(171)
Effect of decrease in actuarial assumption on defined benefit pension obligation	176	151
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(68)	(52)
Effect of decrease in actuarial assumption on defined benefit pension obligation	63	48
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(85)	(68)
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 84	$ 68